Fee Income - Schedule of Fee Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Fee income from insurance contracts	$ 1,059	$ 1,017
Distribution fees	858	820
Fund management and other asset-based fees	4,180	3,662
Administrative service and other fees	784	752
Total fee income	$ 6,881	$ 6,251